Share capital - Restricted share units (Details) - RSUs - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Disclosure of classes of share capital [line items]
Number of options outstanding, beginning	649,473	507,849
Number of options granted		450,442
Number of options exercised	(235,792)	(169,283)
Number of options expired	(88,406)	(139,535)
Number of options outstanding, ending	325,275	649,473
Weighted average exercise price, Options outstanding, beginning	$ 3.42	$ 3.44
Weighted average exercise price, Options outstanding, ending	3.41	3.42
Weighted average exercise price, Options granted		3.41
Weighted average exercise price, Options exercised	3.43	3.44
Weighted average exercise price, options expired	$ 3.42	$ 3.44